Schedule of Share-Based Payment Arrangement, Cost by Plan (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Compensation expense	$ 462	$ 3,364	$ 923	$ 4,358	$ 5,649,000	$ 39,103,000
Employees [Member] | Ben Liquidity [Member]
Compensation expense						3,000,000.0
Conversion of BCG Common Class A Units [Member]
Compensation expense						$ 15,000,000.0